Transactions With Related Parties	3 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Transactions With Related Parties
11. Transactions with Related Parties
Sales, purchases and other transactions with affiliated companies, in the opinion of management, are conducted under terms no more or less favorable than then-existing market conditions. The transactions with related parties were as follows:

	Three Months Ended March 31,
	2015	2014
Revenues:
Sales of CO2 to Sandhill Group, LLC (1)	$699	$655
Costs and expenses:
Amounts paid to our CEO in connection with the use of his aircraft	$195	$150

(1)	We own a 50% interest in Sandhill Group, LLC.
Amount due from Related Party
At March 31, 2015 and December 31, 2014 Sandhill Group, LLC owed us $0.2 million and $0.3 million, respectively, for purchases of CO2.